Right-of-use assets and lease liabilities - Cash Outflows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases, total cash flow	€ 64.3	€ 58.8	€ 73.2
Finance leases, total cash flow	€ 4.6	€ 2.9	€ 2.8
Operating leases, weighted average remaining lease term (in months)	64 months	65 months	70 months
Finance leases, weighted average remaining lease term (in months)	86 months	243 months	230 months
Operating leases, weighted average discount rate (in %)	2.00%	2.00%	2.20%
Finance leases, weighted average discount rate (in %)	0.50%	0.50%	0.70%